Accrued Expenses - Summary of Accrued Expenses (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Repairs and maintenance	¥ 4,468	¥ 4,806
Jet fuel costs	1,900	1,345
Salaries and welfare	3,212	3,362
Landing and navigation fees	2,492	2,757
Computer reservation services	585	541
Provision for major overhauls (Note 45)	821	562
Interest expenses	771	740
Air catering expenses	166	148
Provision for early retirement benefits	2	4
Others	1,265	1,105
Accrued expenses	¥ 15,682	¥ 15,370	[1]

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).